SCHEDULE OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (3,345,240)	$ (2,311,378)	$ (2,180,478)
Interest income	393	9,414	1,378
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	398,172	4,595,982	6,237,488
Foreign currency translation adjustment	1,102,618	(1,040,285)	(2,855,701)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	1,502,199	3,545,708	3,389,032
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,672,772)	(846,930)	(972,215)
Interest income		2	13
Equity in earnings of subsidiaries and VIEs	2,070,944	5,442,910	7,209,698
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	398,172	4,595,982	6,237,488
Foreign currency translation adjustment	1,104,027	(1,050,274)	(2,833,392)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 1,502,199	$ 3,545,708	$ 3,404,096